Computations of Net Income Per Common Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	239,265,313	240,417,805	241,401,310
Net Income Applicable to Common Stock	$ 731.3	$ 687.3	$ 603.6
Less: Earnings Allocated to Participating Securities	11.9	10.0	7.1
Earnings Allocated to Common Shares Outstanding	719.4	677.3	596.5
Basic Net Income Per Common Share	$ 3.01	$ 2.82	$ 2.47
DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	239,265,313	240,417,805	241,401,310
Plus Dilutive Effect of Share-based Compensation	1,289,527	463,439	410,074
Average Common and Potential Common Shares	240,554,840	240,881,244	241,811,384
Earnings Allocated to Common and Potential Common Shares	$ 719.5	$ 677.3	$ 596.5
Diluted Net Income Per Common Share	$ 2.99	$ 2.81	$ 2.47